UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

Form 13F File Number: 028-11213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Douglas Troob
Title:            Managing Member
Phone:            (914) 694-5777

Signature, Place, and Date of Signing:

     /s/ Douglas Troob          White Plains, New York        May  12, 2008
     -----------------          ----------------------        --------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $10,034 (thousands)


List of Other Included Managers:

   None.


                                                            FORM 13F

QTR ENDED: 3/31/08                 Name of Reporting Managers:          Troob Capital Management LLC         (SEC USE ONLY)

        Item 1:            Item 2:       Item3:     Item 4:             Item 5:          Item 6:   Item 7:           Item 8:
     Name of Issuer     Title of Class   CUSIP     Fair Market   Shares or             Investment   Other        Voting Authority
                                                     Value       Principal   Sh/ Put/  Discretion  Managers    (a)      (b)    (c)
                                                   (x $1000)     Amount      Prn Call                          Sole   Shared  None
Bon-Ton Stores                COM        09776J101    854          156,102   SH          Sole                    156,102
Celanese Corp                 COM SER A  150870103  1,015           26,000   SH          Sole                     26,000
Charter Communications Inc D  CL A       16117M107    311          364,440   SH          Sole                    364,440
Constar International Inc New COM        21036U107    786          299,962   SH          Sole                    299,962
Dynegy Inc New                CL A       26817G102  1,340          169,800   SH          Sole                    169,800
Goodyear Tire & Rubber Co.    COM        382550101  1,620           62,804   SH          Sole                     62,804
Hayes Lemmerz Intl            COM NEW    420781304  2,976        1,066,749   SH          Sole                  1,066,749
Huntsman Corp                 COM        447011957     29              269   SH  Puts    Sole                        269
Pilgrim's Pride Corp.         COM        721467908     24              554   SH  Calls   Sole                        554
Pilgrim's Pride Corp.         COM        721467108    303           15,000   SH          Sole                     15,000
Rite Aid Corporation          COM        767754104    641          217,942   SH          Sole                    217,942
Six Flags Inc                 COM        83001P109    135           82,610   SH          Sole                     82,610

                                        Value:     10,034

                                        Count:         12